Annual Total Returns - Freedom 2005 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2005 Portfolio - VIP Freedom 2005 Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.18%
Annual Return 2012	9.57%
Annual Return 2013	9.74%
Annual Return 2014	4.30%
Annual Return 2015	(0.25%)
Annual Return 2016	5.00%
Annual Return 2017	11.06%
Annual Return 2018	(2.95%)
Annual Return 2019	13.81%
Annual Return 2020	11.25%